Loans and Leases (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of impaired loans
Impaired loans, Unpaid Contractual Principal Balance	$ 3,372	$ 3,891
Impaired loans, Recorded Investment With No Allowance	771	1,407
Impaired loans, Recorded Investment With Allowance	2,601	2,484
Impaired loans, Total Recorded Investment	3,372	3,891
Impaired loans, Related Allowance	642	836	256
Commercial and Other Loans [Member]
Summary of impaired loans
Impaired loans, Unpaid Contractual Principal Balance	31	46
Impaired loans, Recorded Investment With No Allowance	8	39
Impaired loans, Recorded Investment With Allowance	23	7
Impaired loans, Total Recorded Investment	31	46
Impaired loans, Related Allowance	23	7
Commercial real estate [Member]
Summary of impaired loans
Impaired loans, Unpaid Contractual Principal Balance	3,115	3,533
Impaired loans, Recorded Investment With No Allowance	537	1,056
Impaired loans, Recorded Investment With Allowance	2,578	2,477
Impaired loans, Total Recorded Investment	3,115	3,533
Impaired loans, Related Allowance	619	829
Consumer real estate [Member]
Summary of impaired loans
Impaired loans, Unpaid Contractual Principal Balance	226	312
Impaired loans, Recorded Investment With No Allowance	226	312
Impaired loans, Total Recorded Investment	$ 226	$ 312